CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
PCT products, services, other	$ 164,772	$ 180,643	$ 767,765	$ 877,567
Grant revenue	140,889	0	219,964	462,465
Total revenue	305,661	180,643	987,729	1,340,032
Costs and expenses:
Cost of PCT products and services	78,194	78,929	342,865	376,514
Research and development	271,611	218,965	969,473	1,232,566
Selling and marketing	238,092	303,839	931,073	1,204,892
General and administrative	682,346	412,529	2,034,458	1,924,814
Total operating costs and expenses	1,270,243	1,014,262	4,277,869	4,738,786
Operating loss	(964,582)	(833,619)	(3,290,140)	(3,398,754)
Other income (expense):
Interest (expense) income	(56,313)	254	(136,595)	2,303
Therapeutic discovery credit			0	244,479
Change in fair value of warrant derivative liability	(42,012)	0	430,423	0
Total other income (expense)	(98,325)	254	293,828	246,782
Loss before income taxes			(2,996,312)	(3,151,972)
Income tax benefit			0	23,710
Net loss	(1,062,907)	(833,365)	(2,996,312)	(3,128,262)
Accrued interest on convertible debt			18,896	0
Accrued and deemed dividends on convertible preferred stock	(24,414)	(133,090)	(2,130,245)	(502,564)
Net loss applicable to common shareholders	$ (1,087,321)	$ (966,455)	$ (5,107,661)	$ (3,630,826)
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (0.14)	$ (0.34)	$ (0.77)	$ (1.35)
Weighted average common stock shares outstanding used in the basic and diluted net loss per share calculation (in shares)	7,712,539	2,836,971	6,618,484	2,687,141